Inventories - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory [Line Items]
Balance at beginning of period	$ (10,948)
Balance at end of period	(11,437)	$ (10,948)
Accumulated Impairment
Disclosure Of Inventory [Line Items]
Balance at beginning of period	1,431	1,523
Additions	2,221	765
Reversal	(274)	(349)
Use of provision	(612)	(436)
Effect of translation	(283)	(72)
Balance at end of period	$ 2,483	$ 1,431